Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Composition of Income Tax Expenses

The following table presents the composition of income tax expenses for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	11,089	6,009	25,547
Deferred income tax benefit	—	—	(8,958)
Income tax expenses	11,089	6,009	16,589

9. Taxation (Continued)

(b) Income tax (Continued)

Schedule of Effective Income Tax Rate Reconciliation

The following table presents a reconciliation from the PRC statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024
Statutory income tax rate	25%	25%
Permanent differences	15%	(78%)
Tax difference of statutory rate in other jurisdictions	(2%)	10%
Tax effect of preferential tax treatment	(4%)	(27%)
Changes in valuation allowances	(36%)	77%
Effective income tax rate	(2%)	7%

9. Taxation (Continued)

(b) Income tax (Continued)

	For the year ended December 31, 2025
	Amount	Percent
PRC statutory income tax rate	28,408	25%
Foreign tax effects	4,900	4%
Hong Kong	(11,532)	(10)%
Changes in valuation allowances	(7,472)	(6)%
Statutory tax rate difference	(4,323)	(4)%
Nontaxable or nondeductible items	(860)	(1)%
Others	1,123	1%
Cayman	9,104	8%
Statutory tax rate difference	9,104	8%
Singapore	7,334	6%
Changes in valuation allowances	4,984	4%
Statutory tax rate difference	2,350	2%
Other foreign jurisdictions	(6)	0%
Changes in valuation allowances	48,534	43%
Nontaxable or nondeductible items	(65,253)	(57)%
Research and development tax credits	(55,849)	(49)%
Tax effect of preferential tax treatments	(15,730)	(14)%
Share-based payment awards	5,188	5%
Others	1,138	1%
Effective tax rate	16,589	15%

Schedule of Deferred Tax Assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	627,006	598,942
Accrued expenses	418,520	472,646
Others	23,297	29,461
Less: valuation allowances	(1,068,823)	(1,092,091)
Total deferred tax assets, net	—	8,958

Summary of Valuation Allowances

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2024	2025
	RMB	RMB
Balance as of January 1	1,116,479	1,068,823
Changes in valuation allowances	(47,656)	23,268
Balance as of December 31	1,068,823	1,092,091

Summary Of Operation Loss Carry Forwards	As of December 31, 2025, certain entities of the Group had net operating tax losses carry forwards as follows:

RMB
Loss expiring in 2026	165,825
Loss expiring in 2027	231,236
Loss expiring in 2028	523,673
Loss expiring in 2029	435,170
Loss expiring in 2030	850,975
Loss expiring in 2031	485,722
Loss expiring in 2032	196,741
Loss expiring in 2033	440,466
Loss expiring in 2034	128,679
Loss expiring in 2035 and thereafter	105,488
3,563,975